Financial instruments, Foreign Currency Risk (Details) - Foreign Currency Risk [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Financial assets and liabilities [Abstract]
Financial assets	$ 221,437	$ 250,976
Financial liabilities	70,009	140,400
US Dollars [Member]
Financial assets and liabilities [Abstract]
Financial assets	96,888	96,648
Financial liabilities	32,619	110,265
Canadian Dollars [Member]
Financial assets and liabilities [Abstract]
Financial assets	124,549	154,328
Financial liabilities	$ 37,390	$ 30,135